Accrued Liabilities	3 Months Ended
Mar. 31, 2018
Accrued Liabilities, Current [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES

As of March 31, 2018 and December 31, 2017, accrued liabilities consisted of the following (in millions):

	March 31,	December 31,
	2018	2017
Interest costs and related debt fees	$186	$253
Sabine Pass LNG terminal and related pipeline costs	319	384
Other accrued liabilities	4	—
Total accrued liabilities	$509	$637